Equity - Direct offerings and Private placements (Details)										6 Months Ended
	Dec. 29, 2023 USD ($) shares	Dec. 07, 2023 USD ($)	May 23, 2023 $ / shares shares	Oct. 21, 2022 USD ($) $ / shares shares	Aug. 15, 2022 USD ($) item $ / shares shares	Jun. 29, 2022 shares	Jun. 03, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($) $ / shares shares	Nov. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 13, 2023 $ / shares	Nov. 09, 2023 USD ($) $ / shares shares	Nov. 07, 2023 USD ($) $ / shares shares	Sep. 27, 2023 $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Apr. 27, 2023 $ / shares	Dec. 31, 2022 shares	Jun. 30, 2022 $ / shares shares	Apr. 27, 2022 $ / shares	Jun. 30, 2021 $ / shares shares
Subsidiary, Sale of Stock
Number of shares issued during the period					8,685,574
Ordinary shares, par value | $ / shares			$ 0.30							$ 0.3					$ 0.3				$ 0.01
Warrants to purchase ordinary shares																	4,667
Exercise price of warrants | $ / shares										$ 7.22					$ 7.55			$ 29.91		$ 29.90
Warrants expiration term										4 years 25 days					3 years 10 months 20 days			4 years 9 months 3 days		5 years
Number of units of cryptocurrency mining equipment purchased | item					622
Reverse share split			0.03
Purchase price | $					$ 3,110,000
Share price | $ / shares					$ 0.36
Aggregate principal amount | $										$ 8,240,000					$ 1,800,000
Threshold period from purchase agreement to deliver miners to hosting facility					15 days
Number of warrants										6,848,493					5,777,774			1,254,441		1,254,285
Mr. Jiaming Li
Subsidiary, Sale of Stock
Total consideration | $										$ 12,604
Share price | $ / shares											$ 1.49					$ 1.7
Mr. Lucas Wang
Subsidiary, Sale of Stock
Total consideration | $										$ 16,801
Share price | $ / shares														$ 1.7		$ 1.49
October 2022 Investors Warrants
Subsidiary, Sale of Stock
Exercise price of warrants | $ / shares			$ 1.3552	$ 1.20
Reverse share split			0.03
Number of lowest trading days				5 days
Number of consecutive trading day period				20 days
Denominator used for calculation | $				$ 5
Number of warrants			4,523,333
After reverse share split
Subsidiary, Sale of Stock
Number of shares issued during the period					289,520
Warrants to purchase ordinary shares								604,147	572,514								156
Exercise price of warrants | $ / shares								$ 30.24	$ 30.24
Share price | $ / shares					$ 107.42
Convertible debenture
Subsidiary, Sale of Stock
Aggregate principal amount | $				$ 2,100,000
Interest rate (as a percent)				116.00%
Purchase price of warrants | $				$ 1,974,000
Convertible debenture | October 2022 Investors Warrants
Subsidiary, Sale of Stock
Fair value adjustments of warrants | $				$ 1,974,000
Convertible debenture | Ordinary Shares
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares				5,925,599
Convertible Debt Issued on December 29, 2023
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares	1,070,719
Aggregate principal amount | $	$ 6,740,000	$ 6,740,000
Purchase price of warrants | $	6,127,334	$ 6,127,334
Fair value adjustments of warrants | $	$ 4,399,645
Number of share warrants to be issued		60.00%
Maximum | Convertible debenture
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares				5,108,275
Maximum | Convertible Debt Issued on December 29, 2023
Subsidiary, Sale of Stock
Principal amount | $		$ 18,000,000
Private placements
Subsidiary, Sale of Stock
Number of shares issued during the period									17,175,412
Purchase price for each share and corresponding Warrant | $ / shares									$ 0.01
Over-Allotment Option
Subsidiary, Sale of Stock
Number of shares issued during the period						1,470,588
Gross proceeds from issuance | $							$ 5,750,000
Over-Allotment Option | Underwriting Agreements
Subsidiary, Sale of Stock
Number of shares issued during the period							1,470,588
Offering
Subsidiary, Sale of Stock
Gross proceeds from issuance | $							$ 5,000,000
Offering | Underwriting Agreements
Subsidiary, Sale of Stock
Purchase price for each share and corresponding Warrant | $ / shares							$ 0.51
Securities purchase agreement
Subsidiary, Sale of Stock
Number of shares issued during the period								18,124,400		2,044,833
Purchase price for each share and corresponding Warrant | $ / shares								$ 0.89	$ 0.96			$ 1.42	$ 1.42
Ordinary shares, par value | $ / shares								$ 0.01
Warrants to purchase ordinary shares								18,124,400	17,175,412
Gross proceeds from issuance | $								$ 16,130,716	$ 16,500,000	$ 2,903,662
Warrants exercisable term								60 days	60 days
Exercise price of warrants | $ / shares								$ 1.008	$ 1.008
Warrants as percentage of purchase price									105.00%
Warrants expiration term								5 years	5 years
Sales of ordinary shares of investors												2,812,833	2,812,833
Gross proceeds | $												$ 3,994,222	$ 3,994,222
Securities purchase agreement | Placement Agent Warrants
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares								906,220	858,770
Warrants exercisable term								6 months	6 months
Exercise price of warrants | $ / shares								$ 0.89	$ 0.96
Warrants expiration term								5 years	5 years
Warrants issued as a percentage of aggregate number of shares sold to the Purchasers								5.00%	5.00%
Exercise price of warrants as a percentage of Share offering price								100.00%	100.00%
Securities purchase agreement | After reverse share split | Placement Agent Warrants
Subsidiary, Sale of Stock
Warrants to purchase ordinary shares								30,207	28,626
Exercise price of warrants | $ / shares								$ 26.70	$ 28.80
Underwriting Agreement
Subsidiary, Sale of Stock
Number of shares issued during the period							9,803,922
Purchase price for each share and corresponding Warrant | $ / shares							$ 0.51
Ordinary shares, par value | $ / shares							$ 0.01
Warrants to purchase ordinary shares							490,196
Warrants as percentage of purchase price							5.00%
Percentage of number of shares sold in the Offering							15.00%
Out-of-pocket accountable expenses | $							$ 75,000
Non-accountable expense as percent of the gross proceeds							1.00%
Percentage of warrants as percentage of ordinary shares							6.50%
Aggregate purchase price of warrant | $ / shares							$ 100
Net proceeds from issuance receivables | $							$ 686,750
Underwriting Agreement | if Underwriter Exercises the Overallotment Option in Full
Subsidiary, Sale of Stock
Number of shares issued during the period							563,726
Underwriting Agreement | After reverse share split
Subsidiary, Sale of Stock
Number of shares issued during the period							18,791
Purchase price for each share and corresponding Warrant | $ / shares							$ 15.30